SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets:
Cash and cash equivalents	$ 672,815	¥ 4,684,003	¥ 5,469,077	¥ 3,778,115
Other receivables, net	16,855	117,340	146,438
Prepaid expenses and other assets	163,433	1,137,787	543,088
Long-term investments	111,414	775,644	954,158	¥ 509,736
TOTAL ASSETS	1,275,583	8,880,364	9,107,961
Liabilities:
Accrued expenses and other liabilities	176,550	1,229,110	745,307
TOTAL LIABILITIES	366,649	2,552,536	1,470,621
Shareholders' Equity:
Additional paid-in capital	752,865	5,241,296	3,046,725
Retained earnings	70,131	488,236	2,671,275
Accumulated other comprehensive income	13,247	92,220	80,193
Total 9F Inc. shareholders' equity	902,178	6,280,783	6,244,470
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	1,275,583	8,880,364	9,107,961
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			280,301
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			202,086
Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			355,248
Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			408,358
Series E convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			136,427
Class A ordinary shares
Shareholders' Equity:
Ordinary shares		1
Class B ordinary shares
Shareholders' Equity:
Ordinary shares		1
Parent Company | Reportable legal entities
Assets:
Cash and cash equivalents	116,937	814,089	145,451
Amounts due from subsidiaries and VIEs	152,407	1,061,026	1,330,577
Other receivables, net	54	377
Prepaid expenses and other assets	1,251	8,707	688
Long-term investments	632,916	4,406,243	6,153,725
TOTAL ASSETS	903,565	6,290,442	7,630,441
Liabilities:
Accrued expenses and other liabilities			3,551
Amounts due to subsidiaries and VIEs	1,387	9,659
TOTAL LIABILITIES	1,387	9,659	3,551
Shareholders' Equity:
Additional paid-in capital	752,865	5,241,296	3,046,725
Retained earnings	136,066	947,265	3,117,552
Accumulated other comprehensive income	13,247	92,220	80,193
Total 9F Inc. shareholders' equity	902,178	6,280,783	6,244,470
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 903,565	6,290,442	7,630,441
Parent Company | Reportable legal entities | Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			280,301
Parent Company | Reportable legal entities | Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			202,086
Parent Company | Reportable legal entities | Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			355,248
Parent Company | Reportable legal entities | Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			408,358
Parent Company | Reportable legal entities | Series E convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			¥ 136,427
Parent Company | Reportable legal entities | Class A ordinary shares
Shareholders' Equity:
Ordinary shares		1
Parent Company | Reportable legal entities | Class B ordinary shares
Shareholders' Equity:
Ordinary shares		¥ 1